UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Real Estate Investment Portfolio

April 30, 2016

REA-QTLY-0616
1.800348.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
Real Estate Investment Trusts - 98.8%
REITs - Apartments - 16.6%
American Campus Communities, Inc.	1,310,593	$58,649
Apartment Investment & Management Co. Class A	1,780,174	71,314
AvalonBay Communities, Inc.	445,200	78,707
Camden Property Trust (SBI)	999,100	80,657
Equity Residential (SBI)	2,068,900	140,830
Essex Property Trust, Inc.	607,900	134,012
Monogram Residential Trust, Inc. (a)	1,280,800	12,975
Post Properties, Inc.	699,200	40,106
UDR, Inc.	4,711,841	164,537
		781,787
REITs - Diversified - 10.4%
Cousins Properties, Inc.	4,297,800	44,482
Digital Realty Trust, Inc.	1,687,700	148,484
Duke Realty LP	8,675,300	189,729
DuPont Fabros Technology, Inc.	625,761	24,918
Forest City Realty Trust, Inc.	3,851,300	80,030
		487,643
REITs - Health Care - 11.0%
HCP, Inc.	2,519,700	85,241
Medical Properties Trust, Inc.	2,761,900	36,761
Ventas, Inc.	3,224,254	200,291
Welltower, Inc.	2,816,940	195,552
		517,845
REITs - Hotels - 5.9%
Ashford Hospitality Prime, Inc.	609,424	6,819
DiamondRock Hospitality Co.	4,047,400	36,062
FelCor Lodging Trust, Inc.	186,665	1,337
Host Hotels & Resorts, Inc.	11,881,605	187,967
RLJ Lodging Trust	2,077,700	43,777
		275,962
REITs - Manufactured Homes - 4.2%
Equity Lifestyle Properties, Inc.	1,828,687	125,247
Sun Communities, Inc.	1,073,663	72,870
		198,117
REITs - Office Property - 11.7%
Alexandria Real Estate Equities, Inc.	242,900	22,578
Boston Properties, Inc.	1,382,800	178,188
Brandywine Realty Trust (SBI)	3,887,100	58,112
Douglas Emmett, Inc.	1,542,000	50,038
Highwoods Properties, Inc. (SBI)	783,023	36,591
New York (REIT), Inc.	3,745,203	36,815
Piedmont Office Realty Trust, Inc. Class A (a)	2,216,100	44,123
SL Green Realty Corp.	769,146	80,822
VEREIT, Inc.	4,732,900	42,028
		549,295
REITs - Regional Malls - 12.6%
General Growth Properties, Inc.	5,544,300	155,407
Simon Property Group, Inc.	1,626,072	327,113
The Macerich Co.	1,477,600	112,416
		594,936
REITs - Shopping Centers - 10.4%
Acadia Realty Trust (SBI)	1,667,923	56,209
Brixmor Property Group, Inc.	1,857,596	46,904
Cedar Shopping Centers, Inc.	1,127,405	7,802
DDR Corp.	8,299,367	145,239
Kimco Realty Corp.	4,971,090	139,787
Kite Realty Group Trust	2,256,250	61,438
Ramco-Gershenson Properties Trust (SBI)	1,949,124	34,519
		491,898
REITs - Storage - 8.3%
Extra Space Storage, Inc.	966,400	82,096
Public Storage	1,259,700	308,387
		390,483
REITs - Warehouse/Industrial - 7.7%
Chambers Street Properties	4,693,766	39,756
DCT Industrial Trust, Inc.	2,288,373	92,382
Prologis, Inc.	4,739,300	215,212
Terreno Realty Corp.	768,376	17,496
		364,846
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,466,988)		4,652,812

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.38% (b)	65,200,822	65,201
Fidelity Securities Lending Cash Central Fund, 0.42% (b)(c)	927,075	927
TOTAL MONEY MARKET FUNDS
(Cost $66,128)		66,128
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $3,533,116)		4,718,940
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(10,520)
NET ASSETS - 100%		$4,708,420

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$83
Fidelity Securities Lending Cash Central Fund	41
Total	$124

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $3,570,940,000. Net unrealized appreciation aggregated $1,148,000,000, of which $1,272,785,000 related to appreciated investment securities and $124,785,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

April 30, 2016

IRE-QTLY-0616
1.815812.111

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Australia - 9.4%
360 Capital Group Ltd. unit	1,575,949	$1,156,333
Abacus Property Group unit	3,417,435	8,237,076
ALE Property Group	1,018,757	3,292,101
Ardent Leisure Group unit	800,387	1,320,606
Arena (REIT) unit	2,302,382	3,387,442
Hotel Property Investments unit	1,580,495	3,304,756
Mirvac Group unit	4,439,186	6,311,877
National Storage (REIT) unit	1,147,454	1,500,643
Westfield Corp. unit (a)	1,938,505	14,886,817

TOTAL AUSTRALIA		43,397,651

Austria - 2.7%
Buwog-Gemeinnuetzige Wohnung	585,009	12,312,111
Belgium - 0.7%
Warehouses de Pauw	35,709	3,250,643
Bermuda - 3.9%
Great Eagle Holdings Ltd.	1,148,385	4,651,779
Hongkong Land Holdings Ltd.	1,296,900	8,235,315
Tai Cheung Holdings Ltd.	6,408,000	4,902,148

TOTAL BERMUDA		17,789,242

Brazil - 0.4%
Sao Carlos Empreen E Part SA	218,000	1,767,833
Cayman Islands - 4.8%
Cheung Kong Property Holdings Ltd.	3,214,000	21,949,983
France - 3.3%
Accor SA (b)	75,192	3,330,724
Altarea	22,438	4,650,366
Societe Fonciere Lyonnaise SA	102,651	5,759,486
Terreis (b)	41,300	1,451,820

TOTAL FRANCE		15,192,396

Germany - 7.6%
alstria office REIT-AG	489,200	6,861,941
DIC Asset AG	591,200	5,448,122
LEG Immobilien AG	61,317	5,673,753
Vonovia SE	509,190	17,132,866

TOTAL GERMANY		35,116,682

Greece - 0.3%
Grivalia Properties REIC	140,391	1,207,499
Hong Kong - 5.5%
Hang Lung Properties Ltd.	395,500	787,509
Hysan Development Co. Ltd.	1,766,703	7,806,119
Magnificent Hotel Investment L	69,279,000	1,711,815
Sino Land Ltd.	5,941,394	9,327,661
Sun Hung Kai Properties Ltd.	456,044	5,747,579

TOTAL HONG KONG		25,380,683

Ireland - 0.6%
Dalata Hotel Group PLC (a)	214,800	1,084,423
Hibernia (REIT) PLC	1,293,361	1,908,961

TOTAL IRELAND		2,993,384

Israel - 0.8%
Azrieli Group	95,000	3,773,100
Italy - 1.3%
Immobiliare Grande Distribuzione SpA	6,716,888	6,099,100
Japan - 23.0%
Advance Residence Investment Corp. (c)	5,264	14,177,951
Comforia Residential REIT, Inc. (d)	688	1,561,563
Fukuoka (REIT) Investment Fund	4,213	7,678,289
Goldcrest Co. Ltd.	152,100	2,177,884
Hoshino Resorts REIT, Inc. (d)	18	219,348
Ichigo, Inc. (b)	480,500	2,083,302
Japan Rental Housing Investment, Inc.	4,219	3,322,674
Japan Senior Living Investment Corp.	1,690	2,536,010
Kenedix, Inc.	822,200	3,514,081
Kyoritsu Maintenance Co. Ltd. (b)	21,000	1,597,029
Mitsubishi Estate Co. Ltd.	1,437,000	27,306,760
Mitsui Fudosan Co. Ltd.	829,000	20,246,197
Ship Healthcare Holdings, Inc.	80,000	1,974,272
Sumitomo Realty & Development Co. Ltd.	386,000	11,223,440
Tokyu Fudosan Holdings Corp.	503,400	3,422,481
Uchiyama Holdings Co. Ltd.	499,700	2,663,956

TOTAL JAPAN		105,705,237

Netherlands - 1.1%
VastNed Retail NV	114,499	5,041,067
New Zealand - 0.6%
Auckland International Airport Ltd.	311,873	1,339,257
Port of Tauranga Ltd.	100,943	1,318,745

TOTAL NEW ZEALAND		2,658,002

Norway - 2.0%
Olav Thon Eiendomsselskap A/S	393,200	6,787,856
Selvaag Bolig ASA	759,800	2,472,321

TOTAL NORWAY		9,260,177

Singapore - 8.1%
Parkway Life REIT	6,780,500	12,352,474
UOL Group Ltd.	2,991,736	13,658,965
Wing Tai Holdings Ltd.	7,996,881	11,149,312

TOTAL SINGAPORE		37,160,751

Spain - 1.6%
Inmobiliaria Colonial SA (a)	9,419,300	7,226,332
Sweden - 3.0%
Castellum AB (b)	196,400	3,142,713
Hufvudstaden AB Series A	380,750	5,898,212
Kungsleden AB (b)	295,000	2,029,619
Wallenstam AB (B Shares) (b)	298,600	2,509,884

TOTAL SWEDEN		13,580,428

Switzerland - 1.0%
PSP Swiss Property AG	45,500	4,382,571
United Kingdom - 12.0%
Assura PLC	2,766,853	2,290,239
Big Yellow Group PLC	413,558	4,870,418
Derwent London PLC	98,123	4,708,350
Empiric Student Property PLC	1,060,727	1,739,742
Hansteen Holdings PLC	2,223,300	3,372,021
Helical Bar PLC	1,139,927	6,391,757
Land Securities Group PLC	286,936	4,745,984
Primary Health Properties PLC	1,375,100	2,144,850
Safestore Holdings PLC	2,173,034	10,750,986
Segro PLC	729,286	4,450,995
St. Modwen Properties PLC	494,725	2,214,866
U & I Group PLC	882,700	2,563,392
Unite Group PLC	540,890	4,998,783

TOTAL UNITED KINGDOM		55,242,383

TOTAL COMMON STOCKS
(Cost $440,434,772)		430,487,255

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 0.38% (e)	26,072,025	26,072,025
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	11,343,520	11,343,520
TOTAL MONEY MARKET FUNDS
(Cost $37,415,545)		37,415,545
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $477,850,317)		467,902,800
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(8,456,985)
NET ASSETS - 100%		$459,445,815

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,146
Fidelity Securities Lending Cash Central Fund	59,725
Total	$120,871

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,044,597	$5,735,753	$3,308,844	$--
Financials	414,146,428	258,296,171	155,850,257	--
Health Care	4,638,228	--	4,638,228	--
Industrials	2,658,002	2,658,002	--	--
Money Market Funds	37,415,545	37,415,545	--	--
Total Investments in Securities:	$467,902,800	$304,105,471	$163,797,329	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$129,642,946
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo. LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $480,263,618. Net unrealized depreciation aggregated $12,360,818, of which $20,572,758 related to appreciated investment securities and $32,933,576 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016